                                  ARMADA FUNDS
                           A, B AND C SHARES (RETAIL)

                        Supplement dated March 13, 2001
                      to Prospectus dated October 2, 2000
                         as supplemented March 1, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

CHANGE IN CONTROL OF SUB-ADVISER

National Asset Management Corporation ("NAM") serves as sub-adviser to the Core Equity Fund and Total Return Advantage Fund (the "Funds"). On March 1, 2001, NAM entered into a definitive merger agreement with AMVESCAP PLC, which is a publicly traded asset management firm headquartered in Atlanta and London ("Transaction"). The Transaction is subject to a number of contingencies, including regulatory approval and customary closing conditions. The Transaction, which is scheduled to be completed in May, 2001, will constitute an assignment of the existing Sub-Advisory Agreement ("Agreement") between National City Investment Management Company ("IMC") and NAM with respect to the Funds. As a result, the Agreement will automatically terminate unless its continuance is approved by the Board of Trustees and shareholders of the Funds. Shareholders will be advised promptly if any changes to the day to day management of the Funds result from the Transaction.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                  ARMADA FUNDS
                            I SHARES (INSTITUTIONAL)

                        Supplement dated March 13, 2001
                      to Prospectus dated October 2, 2000
                         as supplemented March 1, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

CHANGE IN CONTROL OF SUB-ADVISER

National Asset Management Corporation ("NAM") serves as sub-adviser to the Core Equity Fund and Total Return Advantage Fund (the "Funds"). On March 1, 2001, NAM entered into a definitive merger agreement with AMVESCAP PLC, which is a publicly traded asset management firm headquartered in Atlanta and London ("Transaction"). The Transaction is subject to a number of contingencies, including regulatory approval and customary closing conditions. The Transaction, which is scheduled to be completed in May, 2001, will constitute an assignment of the existing Sub-Advisory Agreement ("Agreement") between National City Investment Management Company ("IMC") and NAM with respect to the Funds. As a result, the Agreement will automatically terminate unless its continuance is approved by the Board of Trustees and shareholders of the Funds. Shareholders will be advised promptly if any changes to the day to day management of the Funds result from the Transaction.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.